Employee Benefit Plans - Schedule of FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 36,242	$ 30,932	$ 37,416
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	33,655	30,441
Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	2,587	491
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,521	1,772
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,521	1,772
Cash equivalents | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
U.S. government and federal agency obligations
Defined Benefit Plan Disclosure [Line Items]
Fair Value	2,587	491
U.S. government and federal agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
U.S. government and federal agency obligations | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	2,587	491
U.S. government and federal agency obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value		1,518
Equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value		1,518
Equity securities | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value		0
Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value		0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value	32,134	27,151
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	32,134	27,151
Mutual funds | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	0
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 0	$ 0